UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21760

Name of Fund:   BlackRock Multi-Strategy Hedge Advantage

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  Donald C. Burke, Chief Executive
     Officer, BlackRock Multi-Strategy Hedge Advantage, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (877) GPC-ROCK

Date of fiscal year end: 03/31/2009

Date of reporting period: 04/01/2008 - 09/30/2008

Item 1 -   Report to Stockholders

EQUITIES  FIXED INCOME  REAL ESTATE  LIQUIDITY  ALTERNATIVES
BLACKROCK SOLUTIONS

-------------------------------------------------------------
   BlackRock Multi-Strategy                                     [BLACKROCK LOGO]
   Hedge Advantage

   SEMI-ANNUAL REPORT
   SEPTEMBER 30, 2008 | (UNAUDITED)
-------------------------------------------------------------

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

--------------------------------------------------------------------------------

Table of Contents

--------------------------------------------------------------------------------
                                                                            Page
--------------------------------------------------------------------------------

A Letter to Shareholders ................................................      3
Semi-Annual Report:
Fund Summary ............................................................      4
Disclosure of Expenses ..................................................      5
Financial Statements:
   Schedule of Investments ..............................................      6
   Statement of Assets and Liabilities ..................................      7
   Statement of Operations ..............................................      7
   Statements of Changes in Net Assets ..................................      8
   Statement of Cash Flows ..............................................      9
Financial Highlights ....................................................     10
Notes to Financial Statements ...........................................     11
Disclosure of Investment Advisory Agreement and Subadvisory Agreement ...     15
Officers and Trustees ...................................................     17
Additional Information ..................................................     18

--------------------------------------------------------------------------------
2       BLACKROCK MULTI-STRATEGY HEDGE ADVANTAGE      SEPTEMBER 30, 2008

--------------------------------------------------------------------------------

A Letter to Shareholders

Dear Shareholder

It has been a tumultuous period for investors, marked by almost daily headlines related to the housing market turmoil, volatile energy prices, and the escalating credit crisis. The news took an extraordinarily heavy tone in September as the credit crisis boiled over and triggered unprecedented failures and consolidation in the financial sector, stoking fears of a market and economic collapse and prompting the largest government rescue plan since the Great Depression.

Through it all, the Federal Reserve Board (the "Fed") has taken decisive action to restore liquidity and bolster financial market stability. Key moves included slashing the target federal funds rate 275 basis points (2.75%) between October 2007 and April 2008 and providing massive cash injections and lending programs. As the credit crisis took an extreme turn for the worse, the Fed, in concert with five other global central banks, cut interest rates by 50 basis points in early October in a rare move intended to stave off worldwide economic damage from the intensifying financial market turmoil. The U.S. economy managed to grow at a slow-but-positive pace through the second quarter of the year, though recent events almost certainly portend a global economic recession.

Against this backdrop, U.S. stocks experienced intense volatility and generally posted losses for the current reporting period, with small-cap stocks faring noticeably better than their larger counterparts. Non-U.S. markets followed the U.S. on the way down and, notably, decelerated at a faster pace than domestic equities -- a stark reversal of recent years' trends, when international stocks generally outpaced U.S. stocks.

Treasury securities also traded in a volatile fashion, but rallied overall (yields fell and prices correspondingly rose) amid an ongoing flight to quality. The yield on 10-year Treasury issues, which fell to 3.34% in March, climbed to the 4.20% range in mid-June as investors temporarily shifted out of Treasury issues in favor of riskier assets (such as stocks and other high-quality fixed income sectors), then declined again to 3.85% by period-end as the financial market contagion widened. Tax-exempt issues underperformed overall, as problems among municipal bond insurers and the collapse in the market for auction rate securities pressured the group throughout the course of the past year. At the same time, the above mentioned economic headwinds and malfunctioning credit markets led to considerable weakness in the high yield sector.

Facing unprecedented volatility and macro pressures, the major benchmark indexes generally recorded losses over the six- and 12-month reporting periods:

Total Returns as of September 30, 2008                                                 6-month   12-month
----------------------------------------------------------------------------------------------------------
U.S. equities (S&P 500 Index(R))                                                        (10.87)%  (21.98)%
----------------------------------------------------------------------------------------------------------
Small cap U.S. equities (Russell 2000 Index(R))                                          (0.54)   (14.48)
----------------------------------------------------------------------------------------------------------
International equities (MSCI Europe, Australasia, Far East Index)                       (22.35)   (30.50)
----------------------------------------------------------------------------------------------------------
Fixed income (Barclays Capital U.S. Aggregate Index)*                                    (1.50)     3.65
----------------------------------------------------------------------------------------------------------
Tax-exempt fixed income (Barclays Capital Municipal Bond Index)*                         (2.59)    (1.87)
----------------------------------------------------------------------------------------------------------
High yield bonds (Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index)*    (6.77)   (10.51)
----------------------------------------------------------------------------------------------------------

*     Formerly a Lehman Brothers index.

      Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Through periods of market turbulence, as ever, BlackRock's full resources are dedicated to the management of our clients' assets. For our most current views on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investments, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

/s/ Rob Kapito

Rob Kapito
President, BlackRock Advisors, LLC

--------------------------------------------------------------------------------
        THIS PAGE NOT PART OF YOUR FUND REPORT                                 3

--------------------------------------------------------------------------------

Fund Summary as of September 30, 2008

--------------------------------------------------------------------------------
   Investment Objective
--------------------------------------------------------------------------------

BlackRock Multi-Strategy Hedge Advantage (the "Fund") seeks high total return over a full market cycle through investments in hedge funds and other investment vehicles pursuing alternative investment strategies.

--------------------------------------------------------------------------------
   Performance
--------------------------------------------------------------------------------

For the six-month period ended September 30, 2008, the Fund returned (12.94)% based on net asset value ("NAV"), with dividends reinvested. For the same period, the Hedge Fund Research Inc. Fund of Funds Composite Index returned (7.93)% on a NAV basis. The hedge fund industry experienced an extraordinary period as the meltdown of the financial system entered the realm of reality. Fierce headwinds in the equity and credit markets challenged most strategies. In addition to the historical declines in equity valuations, widening credit spreads, regulatory changes, government intervention and the failure of several financial institutions put additional pressures on hedge funds. Against this backdrop, most managers in equity-based, credit and relative value strategies contributed to losses for the period. On the positive side, directional strategies in global macro and commodity trading helped mitigate some of the losses. Short positions in global equity indexes were the primary drivers of profit in the directional trading space.

      The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

--------------------------------------------------------------------------------
   Fund Information
--------------------------------------------------------------------------------

As of September 30, 2008, the Fund had liquidated all but nine of its investments in hedge funds. The following chart shows the Fund's holdings as a percent of long-term investments:

--------------------------------------------------------------------------------
   Holdings
--------------------------------------------------------------------------------

GoldenTree European Select Opportunities Ltd. ............................   25%
Sandelman Partners Multi-Strategy Fund Ltd. ..............................   24
Amber Fund Cayman Ltd. ...................................................   17
Hayground Cove Acquisition Strategies Fund Ltd. ..........................   10
Ore Hill International Fund Ltd. .........................................    8
HBK Offshore Fund Ltd. ...................................................    8
LibertyView Credit Opportunities Fund Ltd. ...............................    4
Drawbridge Global Macro Fund Ltd. ........................................    2
Glenview Capital Partners Ltd. ...........................................    2
--------------------------------------------------------------------------------

The table below summarizes the change in the Fund's net asset value per share:

--------------------------------------------------------------------------------
                                9/30/08   3/31/08    Change     High      Low
--------------------------------------------------------------------------------
Net Asset Value .............   $0.7755   $0.8908   (12.94)%  $0.9184   $0.7755
--------------------------------------------------------------------------------

The table below provides the Fund's average annual total returns:

--------------------------------------------------------------------------------
   Average Annual Total Return
--------------------------------------------------------------------------------

                                                Return Without     Return With
                                                 Sales Charge    Sales Charge(1)
--------------------------------------------------------------------------------
One Year Ended 9/30/08                              (18.02)%        (20.48)%
--------------------------------------------------------------------------------
Inception (9/01/05)
through 9/30/08                                      (2.03)          (2.99)
--------------------------------------------------------------------------------

(1)   Maximum sales charge is 3%.

      Past results shown should not be considered a representation of future performance.

--------------------------------------------------------------------------------
4       BLACKROCK MULTI-STRATEGY HEDGE ADVANTAGE      SEPTEMBER 30, 2008

--------------------------------------------------------------------------------

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses, including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense example below (which is based on a hypothetical investment of $1,000 invested on April 1, 2008 and held through September 30, 2008) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other registered investment companies. See the Notes to Financial Statements for additional expense disclosures.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

                                             Actual                                              Hypothetical(2)
                    -------------------------------------------------------  -------------------------------------------------------
                      Beginning          Ending                                Beginning         Ending
                    Account Value     Account Value        Expenses Paid     Account Value    Account Value         Expenses Paid
                    April 1, 2008  September 30, 2008  During the Period(1)  April 1, 2008  September 30, 2008  During the Period(1)
------------------------------------------------------------------------------------------------------------------------------------
BlackRock Multi-
  Strategy Hedge
  Advantage ......      $1,000            $871                $11.93             $1,000           $1,012               $12.84
------------------------------------------------------------------------------------------------------------------------------------

(1) Expenses are equal to the annualized expense ratio of 2.54%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).

(2) Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

--------------------------------------------------------------------------------
        BLACKROCK MULTI-STRATEGY HEDGE ADVANTAGE      SEPTEMBER 30, 2008       5

--------------------------------------------------------------------------------

Schedule of Investments September 30, 2008 (Unaudited)

                                     (Percentages shown are based on Net Assets)

Portfolio Funds                                                         Value
--------------------------------------------------------------------------------
Directional -- 0.3%
Drawbridge Global Macro Fund Ltd.                                  $     91,084
-------------------------------------------------------------------------------
Equity Opportunistic -- 1.8%
Glenview Capital Partners Ltd.                                           95,422
Hayground Cove Acquisition Strategies Fund Ltd.                         548,662
                                                                   ------------
                                                                        644,084
-------------------------------------------------------------------------------
Event Driven -- 2.8%
Amber Fund Cayman Ltd.                                                  967,788
-------------------------------------------------------------------------------
High Yield -- 5.9%
GoldenTree European Select Opportunities Ltd.                         1,391,316
LibertyView Credit Opportunities Fund Ltd.***                           201,887
Ore Hill International Fund Ltd.                                        474,084
                                                                   ------------
                                                                      2,067,287
-------------------------------------------------------------------------------
Multi-Strategy -- 5.1%
HBK Offshore Fund Ltd.                                                  462,321
Sandelman Partners Multi-Strategy Fund Ltd.                           1,331,541
                                                                   ------------
                                                                      1,793,862
-------------------------------------------------------------------------------
Total Investments** (Cost -- $7,075,618*) -- 15.9%                    5,564,105
Other Assets Less Liabilities -- 84.1%                               29,334,611
                                                                   ------------
Net Assets -- 100.0%                                               $ 34,898,716
                                                                   ============

-------------------------------------------------------------------------------

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost ...........................................   $  7,603,664
                                                                   ============
      Gross unrealized appreciation ............................   $      3,981
      Gross unrealized depreciation ............................     (2,043,540)
                                                                   ------------
      Net unrealized depreciation ..............................   $ (2,039,559)
                                                                   ============

** Non-income producing securities. Please refer to Note 5 of the Notes to Financial Statements.

***   Security is fair valued.

o Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

      o Level 1 -- price quotations in active markets/exchanges for identical securities

      o Level 2 -- other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

      o Level 3 -- unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The Fund's investments in Portfolio Funds not otherwise traded on a securities exchange are classified within Level 3 of the fair value hierarchy as the value of these interests are primarily based on the respective net asset value reported by management of each Portfolio Fund rather than actual market transactions and other observable market data. The Fund's investments in Portfolio Funds traded on a securities exchange are classified within Level 1 of the fair value hierarchy.

The following table summarizes inputs used as of September 30, 2008 in determining the fair valuation of the Fund's investments:

--------------------------------------------------------------------------------
                                                                 Investments in
Valuation Inputs                                                Portfolio Funds*
--------------------------------------------------------------------------------
Level 1 .....................................................                --
Level 2 .....................................................                --
Level 3 .....................................................       $ 5,564,105
-------------------------------------------------------------------------------
Total                                                               $ 5,564,105
                                                                    ===========

      * In determining the classification of investments in Portfolio Funds included in the table above, no consideration was given to the classification of securities held by each underlying Portfolio Fund.

The following is a reconciliation of investments for unobservable inputs (Level
3) used in determining fair value:

--------------------------------------------------------------------------------
                                                                  Investments in
                                                                 Portfolio Funds
--------------------------------------------------------------------------------
Balance as of April 1, 2008 .................................      $ 47,115,294
Net purchases (sales) .......................................       (36,773,964)
Realized gain (loss) ........................................         2,369,677
Change in unrealized appreciation (depreciation) ............        (7,146,902)
-------------------------------------------------------------------------------
Balance as of September 30, 2008                                   $  5,564,105
                                                                   ============

See Notes to Financial Statements.

--------------------------------------------------------------------------------
6       BLACKROCK MULTI-STRATEGY HEDGE ADVANTAGE      SEPTEMBER 30, 2008

--------------------------------------------------------------------------------

Statement of Assets and Liabilities

September 30, 2008 (Unaudited)
-------------------------------------------------------------------------------
   Assets
-------------------------------------------------------------------------------
Investments at value -- unaffiliated (cost -- $7,075,618) .....   $   5,564,105
Cash ..........................................................       3,374,071
Investments sold receivable ...................................      27,010,886
Interest receivable -- affiliated .............................           5,796
Prepaid expenses                                                          1,178
                                                                  -------------
Total assets ..................................................      35,956,036
                                                                  -------------

-------------------------------------------------------------------------------
   Liabilities
-------------------------------------------------------------------------------
Investment advisory fees payable ..............................         720,181
Service fees payable ..........................................         123,016
Accrued expenses and other liabilities ........................         214,123
                                                                  -------------
Total liabilities .............................................       1,057,320
                                                                  -------------
Net Assets ....................................................   $  34,898,716
                                                                  =============

-------------------------------------------------------------------------------
   Net Assets Consist of
-------------------------------------------------------------------------------
Shares, $0.01 par value, unlimited number of shares
   authorized .................................................   $     450,035
Paid-in capital in excess of par ..............................      46,432,584
Accumulated net investment loss ...............................     (10,738,920)
Accumulated net realized gain .................................         266,530
Net unrealized appreciation/depreciation ......................      (1,511,513)
                                                                  -------------
Net Assets ....................................................   $  34,898,716
                                                                  =============
Shares outstanding ............................................      45,003,499
                                                                  =============
Net asset value per share .....................................   $      0.7755
                                                                  =============

Statement of Operations

Six Months Ended September 30, 2008 (Unaudited)
-------------------------------------------------------------------------------
   Investment Income
-------------------------------------------------------------------------------
Interest -- affiliated ........................................   $      38,375
                                                                  -------------

-------------------------------------------------------------------------------
   Expenses
-------------------------------------------------------------------------------
Investment advisory ...........................................         327,470
Accounting and administration services ........................         115,353
Service .......................................................          53,555
Professional ..................................................          31,174
Custodian .....................................................          21,540
Offering costs ................................................             944
Miscellaneous .................................................           5,472
                                                                  -------------
Total expenses ................................................         555,508
                                                                  -------------
Net investment loss ...........................................        (517,133)
                                                                  -------------

-------------------------------------------------------------------------------
   Realized and Unrealized Gain (Loss)
-------------------------------------------------------------------------------
Net realized gain from investments ............................       2,369,677
Net change in unrealized appreciation/depreciation
   on investments .............................................      (7,146,902)
                                                                  -------------
Total realized and unrealized loss ............................      (4,777,225)
                                                                  -------------
Net Decrease in Net Assets Resulting from Operations ..........   $  (5,294,358)
                                                                  =============

See Notes to Financial Statements.

--------------------------------------------------------------------------------
        BLACKROCK MULTI-STRATEGY HEDGE ADVANTAGE      SEPTEMBER 30, 2008       7

--------------------------------------------------------------------------------

Statements of Changes in Net Assets

                                                                                                  Six Months
                                                                                                     Ended
                                                                                                 September 30,       Year Ended
                                                                                                      2008            March 31,
Increase (Decrease) in Net Assets:                                                                 (Unaudited)          2008
----------------------------------------------------------------------------------------------------------------------------------
   Operations
----------------------------------------------------------------------------------------------------------------------------------
Net investment loss .........................................................................   $      (517,133)  $     (1,320,883)
Net realized gain ...........................................................................         2,369,677            493,377
Net change in unrealized appreciation/depreciation ..........................................        (7,146,902)        (1,032,850)
                                                                                                ----------------------------------
Net decrease in net assets resulting from operations ........................................        (5,294,358)        (1,860,356)
                                                                                                ----------------------------------

----------------------------------------------------------------------------------------------------------------------------------
   Dividends to Shareholders From
----------------------------------------------------------------------------------------------------------------------------------
Net investment income .......................................................................                --         (6,415,109)
                                                                                                ----------------------------------

----------------------------------------------------------------------------------------------------------------------------------
   Capital Transactions
----------------------------------------------------------------------------------------------------------------------------------
Net proceeds from issuance of shares ........................................................                --          6,115,605
Reinvestment of dividends ...................................................................                --          5,188,504
Fair value of shares tendered ...............................................................        (7,590,134)       (13,249,371)
                                                                                                ----------------------------------
Net decrease in net assets derived from capital transactions ................................        (7,590,134)        (1,945,262)
                                                                                                ----------------------------------

----------------------------------------------------------------------------------------------------------------------------------
   Net Assets
----------------------------------------------------------------------------------------------------------------------------------
Total decrease in net assets ................................................................       (12,884,492)       (10,220,727)
Beginning of period .........................................................................        47,783,208         58,003,935
                                                                                                ----------------------------------
End of period ...............................................................................   $    34,898,716   $     47,783,208
                                                                                                ==================================
End of period accumulated net investment loss ...............................................   $   (10,738,920)  $    (10,221,787)
                                                                                                ==================================

See Notes to Financial Statements.

--------------------------------------------------------------------------------
8       BLACKROCK MULTI-STRATEGY HEDGE ADVANTAGE      SEPTEMBER 30, 2008

--------------------------------------------------------------------------------

Statement of Cash Flows

Six Months Ended September 30, 2008 (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------
   Cash Provided by Operating Activities
-----------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations ...........................................................   $     (5,294,358)
                                                                                                                   ----------------
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
   Increase in receivables and other assets ....................................................................        (25,553,997)
   Increase in liabilities .....................................................................................            243,927
   Net change in unrealized appreciation/depreciation ..........................................................          7,146,902
   Net realized gain ...........................................................................................         (2,369,677)
Proceeds from the sales of long-term investments ...............................................................         36,773,964
                                                                                                                   ----------------
Net cash provided by operating activities ......................................................................         10,946,761
                                                                                                                   ----------------

-----------------------------------------------------------------------------------------------------------------------------------
   Cash Used for Financing Activities
-----------------------------------------------------------------------------------------------------------------------------------
Payments for tender of shares ..................................................................................        (10,284,771)
                                                                                                                   ----------------

-----------------------------------------------------------------------------------------------------------------------------------
   Cash
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in cash ...........................................................................................            661,990
Cash at beginning of period ....................................................................................          2,712,081
                                                                                                                   ----------------
Cash at end of period ..........................................................................................   $      3,374,071
                                                                                                                   ================

See Notes to Financial Statements.

--------------------------------------------------------------------------------
        BLACKROCK MULTI-STRATEGY HEDGE ADVANTAGE      SEPTEMBER 30, 2008       9

--------------------------------------------------------------------------------

Financial Highlights

                                                           Six Months                                        Period
                                                              Ended                                       September 1,
                                                          September 30,         Year Ended March 31,       2005(1) to
                                                               2008           ------------------------      March 31,
                                                           (Unaudited)           2008          2007           2006
---------------------------------------------------------------------------------------------------------------------------
   Per Share Operating Performance
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ..................   $      0.8908       $   1.0387    $   1.0486    $     1.0000
                                                          -----------------------------------------------------------------
Net investment loss(2) ................................         (0.0104)         (0.0233)      (0.0286)        (0.0158)
Net realized and unrealized gain (loss) ...............         (0.1049)         (0.0104)       0.0999          0.0644
                                                          -----------------------------------------------------------------
Net increase (decrease) from investment operations ....         (0.1153)         (0.0337)       0.0713          0.0486
                                                          -----------------------------------------------------------------
Dividends from net investment income ..................              --          (0.1142)      (0.0812)             --
                                                          -----------------------------------------------------------------
Net asset value, end of period ........................   $      0.7755       $   0.8908    $   1.0387    $     1.0486
                                                          =================================================================

---------------------------------------------------------------------------------------------------------------------------
   Total Investment Return(3)
---------------------------------------------------------------------------------------------------------------------------
Based on net asset value ..............................          (12.94)%(4)       (3.87)%        6.99%           4.86%(4)
                                                          =================================================================

---------------------------------------------------------------------------------------------------------------------------
   Ratios to Average Net Assets
---------------------------------------------------------------------------------------------------------------------------
Total expenses net of reimbursement ...................            2.54%(5)         2.45%         2.92%           3.00%(5)
                                                          =================================================================
Total expenses ........................................            2.54%(5)         2.45%         3.15%           5.68%(5)
                                                          =================================================================
Net investment loss ...................................           (2.37)%(5)       (2.26)%       (2.73)%         (2.70)%(5)
                                                          =================================================================

---------------------------------------------------------------------------------------------------------------------------
   Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) .......................   $      34,899       $   47,783    $   58,004    $     41,759
                                                          =================================================================
Portfolio turnover ....................................               0%              21%           37%              0%
                                                          =================================================================

(1)   Commencement of operations.

(2)   Based on average shares outstanding.

(3)   Total investment returns exclude the effects of sales charges.

(4)   Aggregate total investment return.

(5)   Annualized.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
10      BLACKROCK MULTI-STRATEGY HEDGE ADVANTAGE      SEPTEMBER 30, 2008

--------------------------------------------------------------------------------

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

BlackRock Multi-Strategy Hedge Advantage (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a closed-end, non-diversified management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Fund offers one class of shares, which may be sold with a front-end sales charge.

On September 12, 2008, the Board of Trustees (the "Board," the members of which are referred to as "Trustees") of the Fund approved a resolution to liquidate and dissolve the Fund. The Fund began the liquidation and dissolution process by redeeming a substantial portion of its underlying investments and anticipates distributing the proceeds from such redemptions to investors in December of 2008. The remaining assets of the Fund will be illiquid and will be transferred into a liquidating trust, for which investors will receive interests, and the Fund will subsequently be dissolved. The interests in the liquidating trust will be transferred before the cash distributions are made. The final distribution from the liquidating trust to investors is expected to occur when all proceeds from the redemption of underlying investments have been received. The investments sold receivable was $27,010,886 at September 30, 2008. As of November 10, 2008, $25,449,364 has been received.

BlackRock will seek to mitigate the costs of the liquidation and dissolution by reimbursing the Fund for any redemption fees charged by the underlying managers, waiving management fees after September 30, 2008 and directly paying the legal costs associated with the liquidation and dissolution of the Fund. The Fund will continue to incur certain fund expenses and the liquidating trust will have some expenses, although the expenses of the liquidating trust are expected to be significantly lower than the expenses of the Fund itself. In addition, the Fund's redemptions of the underlying investments will result in the full recognition of any unrealized gains or losses on those investments for federal income tax purposes.

The Fund's investors who are tax-exempt will not be subject to U.S. federal income tax as they will not receive unrelated business taxable income or income from debt-financed property for U.S. federal income tax purposes (collectively, "UBTI") upon receiving a liquidating distribution or upon a future disposition of liquidating trust interests, provided that such investors in the Fund do not incur "acquisition indebtedness" as defined for U.S. federal income tax purposes with respect to their investments in the Fund. If any investor in the Fund is subject to U.S. federal income tax, then the excess, if any, of the value of the cash plus the liquidating trust interest over such investors' cost basis is taxable income to such investor in the Fund. The cost basis in the liquidating trust interests for such investors in the Fund will be the value of those interests on the date of the distribution. In addition, for any investor in the Fund subject to U.S. federal income tax, future disposition of liquidating trust interests will be a taxable event. The Fund will provide investors with the appropriate tax reporting forms for all applicable years. Investors in the Fund are urged to consult their own tax advisors concerning possible federal, state, local and non-U.S. tax consequences from the liquidation and dissolution of the Fund.

The following is a summary of significant accounting policies followed by the
Fund:

Valuation of Investments in Portfolio Funds: The Fund values its investments in portfolio funds (the "Portfolio Funds") at fair value in accordance with procedures established by the Board of Trustees. The valuations reported by the Portfolio Fund managers of the Portfolio Funds, upon which the Fund calculates its month-end net asset value and net asset value per share, may be subject to later adjustment, based upon information reasonably available at that time. The Fund will pay redemption proceeds, as well as calculate management fees, on the basis of net asset valuations determined using the best information available as of the valuation date. In the event a Portfolio Fund subsequently corrects, revises, or adjusts a valuation after the Fund has determined a net asset value, the Fund will generally not make any retroactive adjustment to such net asset value, or to any amounts paid based on such net asset value, to reflect a revised valuation.

In the event that application of the valuation reported by a Portfolio Fund results in a price for an investment which is deemed not to be representative of the market value of such investment or if a Portfolio Fund does not report a valuation, the investment will be valued by a method approved by the Board of Trustees as reflecting fair value ("Fair Value Assets"). When determining the price for Fair Value Assets, the investment advisor seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm's-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor deems relevant. Some of the assumptions may be complex and susceptible to significant uncertainty and resulting valuations are susceptible to inaccuracies during periods of market volatility and uncertainty. The pricing of all Fair Value Assets is subsequently reported to the Board of Trustees.

Foreign Currency Transactions: Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments. The Fund invests in foreign securities, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations.

Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies

--------------------------------------------------------------------------------
        BLACKROCK MULTI-STRATEGY HEDGE ADVANTAGE      SEPTEMBER 30, 2008      11

--------------------------------------------------------------------------------
and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

The Fund files U.S. and various state tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's tax returns remains open for the years ended March 31, 2006 through March 31, 2007. The statute of limitations on the Fund's state tax returns may remain open for an additional year depending upon the jurisdiction.

Security Transactions and Investment Income: Portfolio Fund transactions are recorded on the effective dates of the transactions. Realized gains and losses on Portfolio Fund transactions are determined on the average cost basis. Interest income is recognized on the accrual basis.

Cash Balances: The Fund maintains cash at PFPC Trust Company (an affiliate).

Offering Costs: Offering costs associated with the ongoing sale of the Fund's shares were expensed as incurred.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with BlackRock Advisors, LLC ("BlackRock"). Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. are principal owners of BlackRock, Inc.

BlackRock is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays BlackRock a monthly fee at an annual rate of 1.50% of the average daily value of the Fund's net assets. BlackRock waived this fee after September 30, 2008, although BlackRock and its affiliates may earn fees to the extent the Fund's cash is temporarily invested in money market funds managed by BlackRock.

The Fund has also entered into a Member Services Agreement with FAM Distributors, Inc. ("FAMD" or the "Service Agent"), a subsidiary of Merrill Lynch. FAMD provides or arranges for provision of ongoing investor and shareholder servicing. The Fund pays a monthly fee computed at the annual rate of 0.25% of the Fund's average month-end assets (the "Service Fee") to certain affiliates of the Fund, who in turn, pay the Service Agent for payments it makes to broker-dealers and financial advisors that have agreed to provide ongoing investor and shareholder maintenance servicing to shareholders of the Fund and for ongoing investor servicing activities performed by the Service Agent.

Certain officers and/or trustees of the Fund are officers and/or directors of BlackRock and/or BlackRock, Inc. or its affiliates. The Fund reimburses BlackRock for compensation paid to the Fund's Chief Compliance Officer.

3. Investments:

Purchases and sales of investments for the six months ended September 30, 2008 were $0 and $36,773,964, respectively.

4. Capital Transactions:

The Fund is closed to new subscriptions and is in the process of being liquidated.

Transactions in capital shares were as follows:

--------------------------------------------------------------------------------
Six Months Ended September 30, 2008                    Shares         Amount
--------------------------------------------------------------------------------
Shares sold .....................................            --   $          --
Reinvestments ...................................            --              --
Shares tendered .................................    (8,638,896)     (7,590,134)
                                                    ----------------------------
Net decrease ....................................    (8,638,896)  $  (7,590,134)
                                                    ============================

--------------------------------------------------------------------------------
Year Ended March 31, 2008                              Shares         Amount
--------------------------------------------------------------------------------
Shares sold .....................................     5,801,944   $   6,115,605
Reinvestments ...................................     5,495,296       5,188,504
Shares tendered .................................   (13,495,973)    (13,249,371)
                                                    ----------------------------
Net decrease ....................................    (2,198,733)  $  (1,945,262)
                                                    ============================

5. Investments in Portfolio Funds:

The following table lists the Fund's investments in Portfolio Funds for the six months ended September 30, 2008, none of which was a related party. The agreements related to investments in Portfolio Funds provide for the compensation in the form of management fees of 1% to 3.5% (per annum) of net assets and performance incentive fees or allocations of 20% to 25% of net profits earned.

Complete information about the underlying investments held by the Portfolio Funds is not readily available, so it is unknown whether the Portfolio Funds hold any single investment whereby the Fund's proportionate share exceeds 5% of the Fund's net assets at September 30, 2008.

--------------------------------------------------------------------------------
12      BLACKROCK MULTI-STRATEGY HEDGE ADVANTAGE      SEPTEMBER 30, 2008

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Fees
                                            % of Fund's                    Net Income   ----------------------       Redemptions
Investments                              Total Fair Value  Fair Value        (Loss)     Management   Incentive        Permitted
-----------------------------------------------------------------------------------------------------------------------------------
Altairis Offshore Levered Ltd.                    --(e)            --(e)  $    50,314        2%           20%          Monthly
Amber Fund Cayman Ltd.                          17.4%      $  967,788        (259,909)     1.5            20          Quarterly
Aristeia International Ltd.                       --(e)            --(e)     (301,172)       1            20          Quarterly
Avenue Europe International Ltd.                  --(e)            --(e)     (167,993)       2            20          Quarterly
Boronia Diversified Fund Ltd.                     --(e)            --(e)     (198,109)     1.5            20           Monthly
Cantillion Europe Ltd.                            --(e)            --(e)     (195,237)     1.5            20           Monthly
The Canyon Value Realization
   Fund (Cayman) Ltd.                             --(e)            --(e)     (124,443)       2            20           Monthly
Crabel Fund Ltd.                                  --(e)            --(e)       48,231      3.5            20           Monthly
Drawbridge Global Macro Fund Ltd.                1.6           91,084        (393,022)       2         20-25     Quarterly-Annually
Glenview Capital Partners Ltd.                   1.7           95,422        (579,255)       2            20          Quarterly
GoldenTree European Select
   Opportunities                                25.0        1,391,316        (311,552)       2            20        Semi-Annually
Gruss Global Investors Ltd.                       --(e)            --(e)      (79,769)     1.5            20          Quarterly
Hayground Cove Acquisitions
   Strategies Fund Ltd.                         10.0          548,662         (22,803)     1.5            20          Quarterly
Hayground Cove Overseas Partners Ltd.             --(c)            --(c)      190,256      1.5            20           Monthly
HBK Offshore Fund Ltd.                           8.3          462,321         (49,013)       2            20          Quarterly
Kinetics Fund Ltd.                                --(d)            --(d)     (264,538)    1.25            20           Monthly
LibertyView Credit Opportunities Fund
   Ltd.                                          3.6          201,887(f)     (636,671)       1            20          Quarterly
Neon Liberty Emerging Markets Fund Ltd.           --(e)            --(e)     (267,179)     1.5            20          Quarterly
North Sound Legacy International Ltd.             --(b)            --(b)        1,371      1.5            20          Quarterly
Ore Hill International Fund Ltd.                 8.5          474,084         (61,148)     1.5            20        Semi-Annually
OZ Europe Overseas Fund II Ltd.                   --(e)            --(e)      (63,733)     2.5            20          Quarterly
Sandelman Partners Multi-Strategy
   Fund Ltd.                                    23.9        1,331,541        (180,022)       2            20          Quarterly
SR Capital Partners Inc.                          --(a)            --(a)          185      1.5            20          Quarterly
SR Phoenicia Inc.                                 --(e)            --(e)     (480,587)       1            20           Monthly
Trivium Offshore                                  --(c)            --(c)     (286,009)     1.5            20           Monthly
York European Opportunities Unit Trust            --(e)            --(e)      (49,756)       2            20          Quarterly
York Investments Ltd.                             --(e)            --(e)      (95,662)     1.5            20          Quarterly
                                         ---------------------------------------------
Total                                          100.0%      $5,564,105     $(4,777,225)
                                         =============================================

(a)   Net income from prior period audit holdback.

(b)   Net income from prior period audit holdback.

(c)   The Fund fully redeemed from the Portfolio Fund as of June 30, 2008.

(d)   The Fund fully redeemed from the Portfolio Fund as of July 31, 2008.

(e)   The Fund fully redeemed from the Portfolio Fund as of September 30, 2008.

(f)   Security is fair valued.

--------------------------------------------------------------------------------
        BLACKROCK MULTI-STRATEGY HEDGE ADVANTAGE      SEPTEMBER 30, 2008      13

--------------------------------------------------------------------------------

Notes to Financial Statements (concluded)

6. Short-Term Borrowings:

The Fund, along with another BlackRock registered investment company, BlackRock Multi-Strategy Hedge Opportunities LLC, has jointly entered into a $20,000,000 revolving credit agreement with Citibank, N.A. Amounts borrowed under the credit agreement bear interest at a rate equal to, at the Fund's election, the federal funds rate plus 1.25% or a base rate, as defined in the credit agreement, or the Eurodollar rate plus 1.25%. Through September 30, 2008, the Fund had weighted average borrowings of $0. The Fund had no loans outstanding as of September 30, 2008.

7. Risk Factors:

An investment in the Fund involves a high degree of risk, including the risk that the entire amount invested may be lost. The Fund allocates assets to portfolio managers and invests in Portfolio Funds that invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the equity, fixed income, commodity and currency markets, the risks of borrowings and short sales, the risks arising from leverage associated with trading in the equities, currencies and over-the-counter derivatives markets, the illiquidity of derivative instruments and the risk of loss from counterparty defaults. No guarantee or representation is made that the investment program will be successful.

8. Capital Loss Carryforward:

On March 31, 2008, the Fund had a capital loss carryforward of $1,077,249, all of which expires in 2016. This amount will be available to offset future realized capital gains through date of liquidation.

9. Subsequent Events:

On September 15, 2008, Bank of America Corporation announced that it has agreed to acquire Merrill Lynch, one of the principal owners of BlackRock, Inc. The purchase has been approved by the directors of both companies. Subject to shareholder approval and regulatory appeals, the transaction is expected to close on or before December 31, 2008.

The revolving credit agreement was terminated on October 24, 2008.

--------------------------------------------------------------------------------
14      BLACKROCK MULTI-STRATEGY HEDGE ADVANTAGE      SEPTEMBER 30, 2008

--------------------------------------------------------------------------------

Disclosure of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (the "Board," the members of which are referred to as "Trustees") of BlackRock Multi-Strategy Hedge Advantage (the "Fund") met in April and May 2008 to consider approving the continuation of the Fund's investment advisory agreement (each, an "Advisory Agreement") with BlackRock Advisors, LLC (the "Advisor"), the Fund's investment advisor. The Board also considered the approval of the Fund's subadvisory agreement (each, a "Subadvisory Agreement" and, together with the Advisory Agreement, the "Agreements") between the Advisor and BlackRock Financial Management, Inc. (the "Subadvisor"). The Advisor and the Subadvisor are collectively referred to herein as the "Advisors" and, together with BlackRock, Inc., "BlackRock."

Activities and Composition of the Board

The Board of the Fund consists of thirteen individuals, eleven of whom are not "interested persons" of the Fund as defined in the Investment Company Act of 1940 (the "1940 Act") (the "Independent Trustees"). The Trustees are responsible for the oversight of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chairman of the Board is an Independent Trustee. The Board has established four standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee and a Performance Oversight Committee.

Advisory Agreement and Subadvisory Agreement

Upon the consummation of the combination of BlackRock, Inc.'s investment management business with Merrill Lynch & Co., Inc.'s investment management business, including Merrill Lynch Investment Managers, L.P., and certain affiliates, the Fund entered into an Advisory Agreement and a Subadvisory Agreement, each with an initial two-year term. Consistent with the 1940 Act, after the Advisory Agreement's and Subadvisory Agreement's respective initial two-year term, the Board is required to consider the continuation of the Fund's Advisory Agreement and Subadvisory Agreement on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Fund by the personnel of BlackRock and its affiliates, including investment advisory services, administrative services, secondary market support services, oversight of fund accounting and custody, and assistance in meeting legal and regulatory requirements. The Board also received and assessed information regarding the services provided to the Fund by certain unaffiliated service providers.

Throughout the year, the Board also considered a range of information in connection with its oversight of the services provided by BlackRock and its affiliates. Among the matters the Board considered were: (a) investment performance for one- and three-years and since inception periods, as applicable, against a benchmark, as well as senior management and portfolio managers' analysis of the reasons for underperformance, if applicable; (b) fees, including advisory, administration and other fees paid to BlackRock and its affiliates by the Fund, such as transfer agency fees and fees for marketing and distribution;
(c) fund operating expenses paid to third parties; (d) the resources devoted to and compliance reports relating to the Fund's investment objective, policies and restrictions; (e) the Fund's compliance with its Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock's and other service providers' internal controls; (h) BlackRock's implementation of the proxy voting guidelines approved by the Board; (i) execution quality; (j) valuation and liquidity procedures; and (k) reviews of BlackRock's business, including BlackRock's response to the increasing scale of its business.

Board Considerations in Approving the Advisory Agreement and Subadvisory
Agreement

To assist the Board in its evaluation of the Agreements, the Trustees received information from BlackRock in advance of the April 22, 2008 meeting which detailed, among other things, the organization, business lines and capabilities of the Advisors, including: (a) the responsibilities of various departments and key personnel and biographical information relating to key personnel; (b) financial statements for BlackRock; (c) the advisory and/or administrative fees paid by the Fund to the Advisors, including comparisons, compiled by Lipper Inc. ("Lipper"), an independent third party, with the management fees, which include advisory and administration fees, of funds with similar investment objectives ("Peers"); (d) the profitability of BlackRock and certain industry profitability analyses for advisors to registered investment companies; (e) the expenses of BlackRock in providing various services; (f) non-investment advisory reimbursements, if applicable, and "fallout" benefits to BlackRock; (g) economies of scale, if any, generated through the Advisors' management of all of the BlackRock closed-end funds; (h) the expenses of the Fund, including comparisons of each such Fund's expense ratios (both before and after any fee waivers) with the expense ratios of its Peers; and (i) an internal comparison of management fees classified by Lipper, if applicable.

In addition to the foregoing materials, independent legal counsel to the Independent Trustees provided a legal memorandum outlining, among other things, the duties of the Board under the 1940 Act, as well as the general principles of relevant law in reviewing and approving advisory contracts, the requirements of the 1940 Act in such matters, an advisor's fiduciary duty with respect to advisory agreements and compensation, and the standards used by courts in determining whether investment company boards of directors have fulfilled their duties and the factors to be considered by boards in voting on advisory agreements.

--------------------------------------------------------------------------------
        BLACKROCK MULTI-STRATEGY HEDGE ADVANTAGE      SEPTEMBER 30, 2008      15

--------------------------------------------------------------------------------

Disclosure of Investment Advisory Agreement and Subadvisory Agreement
(concluded)

The Independent Trustees reviewed this information and discussed it with independent legal counsel prior to the meeting on April 22, 2008. At the Board meeting on April 22, 2008, BlackRock made a presentation to and responded to questions from the Board. Following the meeting on April 22, 2008, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written materials provided to the Trustees prior to the meetings on May 29 and 30, 2008.

Matters Considered by the Board

In connection with its deliberations with respect to the Agreements, the Board considered all factors it believed relevant with respect to the Fund, including the fact that on February 29, 2008, the Board approved a resolution to close the Fund to new investments. This action meant that the Fund would no longer accept either new subscriptions or additional capital from existing investors. Due to the size of the capital base of the Fund and recent tender activity, the Fund was closed to new investments so that the Advisor could review the Fund's long-term investment strategy while not having to contend with additional inflows of capital until such review was final.

On May 30, 2008, the Board received a presentation from the Advisor seeking approval to liquidate and dissolve the Fund on or about November 30, 2008. The Advisor reviewed the reasons for liquidating the Fund and the Fund's shares outstanding, assets under management, annual performance, gross sales and sales charges. The Board then considered, among other things, the timing, fees, liquidity and disclosure issues associated with the liquidation. The Board noted that the Advisor will waive management fees after September 30, 2008, although the Advisor and its affiliates may earn fees to the extent the Fund's cash is temporarily invested in money market funds managed by BlackRock.

Conclusion with Respect to Agreements

In light of BlackRock's efforts to manage the liquidation and dissolution of the Fund, and after considering other facts and circumstances applicable to the Fund, including the waiver of all advisory fees after September 30, 2008, the Trustees, including the Trustees who are not "interested persons" of the Fund as defined in the Investment Company Act of 1940, unanimously approved the continuation of the Fund's Agreements.

--------------------------------------------------------------------------------
16      BLACKROCK MULTI-STRATEGY HEDGE ADVANTAGE      SEPTEMBER 30, 2008

--------------------------------------------------------------------------------

Officers and Trustees

Richard E. Cavanagh, Chairman of the Board and Trustee
Karen P. Robards, Vice Chair of the Board, Chair of the Audit
   Committee and Trustee
G. Nicholas Beckwith, III, Trustee
Richard S. Davis, Trustee
Kent Dixon, Trustee
Frank J. Fabozzi, Trustee
Kathleen F. Feldstein, Trustee
James T. Flynn, Trustee
Henry Gabbay, Trustee
Jerrold B. Harris, Trustee
R. Glenn Hubbard, Trustee
W. Carl Kester, Trustee
Robert S. Salomon, Jr., Trustee
Donald C. Burke, Fund President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer of the Fund
Howard B. Surloff, Secretary

Custodian

PFPC Trust Company
Philadelphia, PA 19153

Administrator & Escrow Agent

PNC Global Investment Servicing (U.S.) Inc.
Wilmington, DE 19809

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel

Skadden, Arps, Slate, Meagher & Flom LLP
New York, NY 10036

--------------------------------------------------------------------------------
        BLACKROCK MULTI-STRATEGY HEDGE ADVANTAGE      SEPTEMBER 30, 2008      17

--------------------------------------------------------------------------------

Additional Information

--------------------------------------------------------------------------------
   Availability of Quarterly Schedule of Investments
--------------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

--------------------------------------------------------------------------------
   Electronic Delivery
--------------------------------------------------------------------------------

Electronic copies of most financial reports are available on the Fund's website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports by enrolling in the Fund's electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

--------------------------------------------------------------------------------
   General Information
--------------------------------------------------------------------------------

During the period, there were no material changes in the Fund's investment objective or policies or to the Fund's charter or by-laws that were not approved by the shareholders or in the principal risk factors associated with investment in the Fund. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Fund's portfolio.

--------------------------------------------------------------------------------
   BlackRock Privacy Principles
--------------------------------------------------------------------------------

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

--------------------------------------------------------------------------------
18      BLACKROCK MULTI-STRATEGY HEDGE ADVANTAGE      SEPTEMBER 30, 2008

GO
[LOGO]
   PAPERLESS...
      It's Fast, Convenient, & Timely!

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) by calling (800) 441-7762 and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

BlackRock Multi-Strategy Hedge Advantage
100 Bellevue Parkway
Wilmington, DE 19809

                                                                [BLACKROCK LOGO]

                                                                       #MHA-9/08

Item 2 -   Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable to this semi-annual report

Item 6 -   Investments
           (a) The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
           (b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable to this semi-annual report

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable to this semi-annual report

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -  Submission of Matters to a Vote of Security Holders - The
           registrant's Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -  Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -  Exhibits attached hereto

12(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) -    Certifications - Attached hereto

           Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

           BlackRock Multi-Strategy Hedge Advantage

           By:    /s/ Donald C. Burke
                  -------------------------------
                  Donald C. Burke
                  Chief Executive Officer of
                  BlackRock Multi-Strategy Hedge Advantage

           Date: November 24, 2008

           Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

           By:    /s/ Donald C. Burke
                  -------------------------------
                  Donald C. Burke
                  Chief Executive Officer (principal executive officer) of BlackRock Multi-Strategy Hedge Advantage

           Date: November 24, 2008

           By:    /s/ Neal J. Andrews
                  -------------------------------
                  Neal J. Andrews
                  Chief Financial Officer (principal financial officer) of BlackRock Multi-Strategy Hedge Advantage

           Date: November 24, 2008